PROPERTY, EQUIPMENT AND SOFTWARE, NET - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Depreciation and amortization	$ 7.1	$ 9.8	$ 15.5
Amortization of property and equipment acquired under finance leases	0.9	1.4	1.2
Cost of revenues
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Depreciation and amortization	1.3	1.8	2.0
R&D expenses
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Depreciation and amortization	5.1	7.4	12.5
Selling, general and administrative expenses
PROPERTY, EQUIPMENT AND SOFTWARE, NET
Depreciation and amortization	$ 0.7	$ 0.6	$ 1.0